Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of RSU Activity [Line Items]
Number of Shares, Outstanding, Beginning Balance | shares	25,333
Weighted Average Grant-Date Fair Value, Outstanding, Beginning Balance | $ / shares	$ 13.88
Number of Shares, Granted | shares
Weighted Average Grant-Date Fair Value, Granted | $ / shares
Number of Shares, Vested | shares	(12,666)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 13.88
Number of Shares, Cancelled | shares	(6,667)
Weighted Average Grant-Date Fair Value, Cancelled | $ / shares	$ 8.17
Number of Shares, Outstanding, Ending Balance | shares	6,000
Weighted Average Grant-Date Fair Value, Outstanding, Ending Balance | $ / shares	$ 13.88